INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 10:-       INTANGIBLE ASSETS, NET

	December 31,
	2011	2010
Cost:
Existing technology	$8,663	$8,663
Customer relationships	2,714	2,714
Technology	1,000	--

Total cost	12,377	11,377
Accumulated amortization:
Existing technology	8,663	8,066
Customer relationships	2,509	2,130
Technology	--	--

Total accumulated amortization	11,172	10,196

Amortized cost	$1,205	$1,181

Amortization expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $976, $2,688 and $2,825, respectively.